SUMMARY OF CONSOLIDATED SUBSIDIARIES (Details) (Parenthetical) - WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member]	Aug. 14, 2024
Minimum [Member]
Shareholding percentage	55.00%
Maximum [Member]
Shareholding percentage	62.50%